FINANCE INCOME AND COSTS	6 Months Ended
Jun. 30, 2022
Finance Income And Costs
FINANCE INCOME AND COSTS

5.	FINANCE INCOME AND COSTS

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Finance income
Interest income on loans to a related party/ third party	3,396	3,396	507
Interest income on revenue contracts with significant financing component	1,132	2,547	380
Interest income from service concession arrangement	3,988	3,389	506
Interest income on structured deposits	219	—	—
Interest income on bank deposit	52	44	7
	8,787	9,376	1,400

Finance costs
Interest expenses on loans	2,032	1,954	292
Interest expense on lease liabilities	86	53	8
Other finance costs	210	(185)	(28)
Less: interest expense capitalized into intangible assets-concession right*	(57)	—	—
	2,271	1,822	272

*	The borrowing costs have been capitalized at a rate of 5.05% per annum during the period ended June 30, 2021.